Document and Entity Information	Dec. 12, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001693256
Document Type	8-K
Document Period End Date	Dec. 12, 2021
Entity Registrant Name	SELECT ENERGY SERVICES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38066
Entity Tax Identification Number	81-4561945
Entity Address, Address Line One	1233 West Loop South
Entity Address, Address Line Two	Suite 1400
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77027
City Area Code	(713)
Local Phone Number	235-9500
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, $0.01 par value
Trading Symbol	WTTR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false